Revisions of Previously Issued Financial Statements - Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements (Parentheticals) (Details)	Dec. 31, 2024 SFr / shares shares
As Previously Reported [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, par value (in Francs per share) | SFr / shares	SFr 0.8
Common shares, registered shares issued	3,159,535
Common shares, registered shares outstanding	3,159,535
Common shares, par value (in Francs per share) | SFr / shares	SFr 0.8
As Previously Reported [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, registered shares issued	206,452
Preferred shares, registered shares outstanding	206,452
Adjustment [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, par value (in Francs per share) | SFr / shares	SFr 0.8
Common shares, registered shares issued	3,159,535
Common shares, registered shares outstanding	3,159,535
Common shares, par value (in Francs per share) | SFr / shares	SFr 0.8
Adjustment [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, registered shares issued	206,452
Preferred shares, registered shares outstanding	206,452
As Revised [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, par value (in Francs per share) | SFr / shares	SFr 0.8
Common shares, registered shares issued	3,159,535
Common shares, registered shares outstanding	3,159,535
Common shares, par value (in Francs per share) | SFr / shares	SFr 0.8
As Revised [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, registered shares issued	206,452
Preferred shares, registered shares outstanding	206,452